Operating Segments	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Operating Segments
Operating Segments

Note 2. Operating Segments

Operating segment information is disclosed on the same basis as information used for internal reporting purposes by the Board of Directors.

At regular intervals, the board is provided management information for the Company’s cash position, the carrying values of exploration permits and Company cash forecast for the next twelve months of operation. On this basis, the board considers the consolidated entity operates in one segment being exploration of minerals and two geographical areas, being Australia and United States. For the December 2023 period the Canadian assets relate to the investment in associate and the exploration asset has been eliminated due to the deconsolidation.

Geographical information

	Interest income		Geographical non-current assets
	31 Dec 2023	31 Dec 2022	31 Dec 2023	30 Jun 2023
	A$	A$	A$	A$

Australia	173,290	-	1,019,378	1,470,024
Canada	-	-	11,242,193	16,767,507
United States	246	-	91,807,899	84,363,358

	173,536	-	104,069,560	102,600,889

Note 3. Operating Segments

Operating segment information is disclosed on the same basis as information used for internal reporting purposes.

At regular intervals, the board is provided management information for the Company’s cash position, the carrying values of exploration permits and Company cash forecast for the next twelve months of operation. On this basis, the board considers the consolidated entity operates in one segment being exploration of minerals and two geographical areas, being Australia and United States. For the financial year ended 30 June 2023 the Canadian assets relate to the investment in associate and the exploration asset has been eliminated due to the deconsolidation.

Geographical Information

	Interest Income		Geographical Non-Current Assets
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	A$	A$	A$	A$

Australia	7,397	20,000	1,470,024	4,527,957
Canada	-	-	16,767,507	23,022,266
United States	4,630	-	84,363,358	59,257,268

	12,027	20,000	102,600,889	86,807,491